Fair Value Measurements	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 8. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 by level within the fair value hierarchy:

	Fair Value Measured as of June 30, 2021
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury bills (1)	$575,358,853	$—	$—
Liabilities:
Derivative warrant liabilities—Public warrants	$20,700,000	$—	$—
Derivative warrant liabilities—Private warrants	$—	$—	$10,427,670

	Fair Value Measured as of December 31, 2020
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:

U.S. Treasury bills (2)	$575,282,641	$—	$—
Liabilities:
Derivative warrant liabilities—Public warrants	$43,508,330	$—	$—
Derivative warrant liabilities—Private warrants	$—	$—	$22,003,330

(1)	Includes $1,376 in cash
(2)	Includes $667 in cash
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in October 2020, as the Public Warrants were separately listed and traded in October 2020. There were no transfers between levels in the three and six months ended June 30, 2021.
The Company utilizes a Black-Scholes model to estimate the fair value of the Private Placement Warrants at each reporting period, with changes in fair value recognized in the condensed statement of operations. Inherent in a Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. For the three and six months ended June 30, 2021, the Company recognized income from the change in the fair value of derivative warrant liabilities of approximately $8.4 million and $34.4 million, respectively, as presented on the accompanying unaudited condensed statements of operations.
The change in the fair value of the derivative warrant liabilities, measured using level 3 inputs, for the three and
six months ended June 30, 2021 is summarized as follows:

Derivative warrant liabilities—Level 3, at December 31, 2020	$22,003,330
Change in fair value of derivative warrant liabilities	(8,514,330)

Derivative warrant liabilities—Level 3, at March 31, 2021	$13,489,000
Change in fair value of derivative warrant liabilities	(3,061,330)

Derivative warrant liabilities—Level 3, at June 30, 2021	$10,427,670

The following table provides qua
n
titative information regarding Level 3 fair value measurements inputs for the Company’s Private Placement Warrants at their measurement dates:

	As of June 30, 2021	As of December 31, 2020
Volatility	10% -17.2%	10% - 25.5%
Stock price	$9.77	$10.54
Time to M&A	0.57	1
Risk-free rate	0.97%	0.48%
Dividend yield	0.0%	0.0%

NOTE 9. FAIR VALUE MEASURMENTS
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury bills	$575,282,641	(1)	$—	$—
Liabilities:
Derivative warrant liabilities	$43,508,330		$—	$22,003,330

(1)	Includes $667 in cash.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement as of December 31, 2020, as the Public Warrants were separately listed and traded in October 2020.
The fair value of the Public Warrants issued in connection with the Public Offering were initially measured at fair value using a Monte Carlo simulation model and subsequently through September 30, 2020. The fair value of the Private Placement Warrants have been estimated using the Black-Scholes model initially and through December 31, 2020 measurement dates. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement.
For the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $22.4 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations. The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, was determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	As of August 17, 2020	As of December 31, 2020
Volatility	10% - 25%	10% - 25.5%
Stock price	$9.89 - $10.12	$10.89
Time to M&A	1	1
Risk-free rate	0.39%	0.48%
Dividend yield	0.0%	0.0%
The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs for the period from July 20, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at June 10, 2020 (inception)	$—
Issuance of Public and Private Warrants - Level 3	43,100,000
Change in fair value of derivative warrant liabilities	7,270,000
Transfers of Public Warrants to Level 1 measurement	(28,366,670)

Derivative warrant liabilities - Level 3, at December 31, 2020	$22,003,330